Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Cross Currency Swaps on Consolidated Statements of Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized gains (losses) on derivative instruments	$ (62,037)	$ 49,729	$ (122,527)	$ (13,079)
Foreign Exchange and Other Derivative Financial Instruments [Member] | Cross currency swaps agreements [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	(2,671)	(1,953)	(37,947)	(4,333)
Unrealized (losses) gains	(14,422)	12,525	38,473	(19,676)
Total realized and unrealized gains (losses) on derivative instruments	$ (17,093)	$ 10,572	$ 526	$ (24,009)